SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Sep. 08, 2021	Aug. 01, 2021
Lease
2024	$ 87,808
2025	87,808
2026	54,709
Total future minimum lease payments	230,325
Less: imputed interest	17,332
Total	$ 212,993	$ 17,000	$ 316,000